Stock-Based Compensation, Stock Options (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	$ 135,000	$ 220,000	$ 513,000	$ 697,000	$ 862,000	$ 1,314,000
Minimum [Member]
Additional Disclosures [Abstract]
Award vesting period					1 year
Maximum [Member]
Additional Disclosures [Abstract]
Award vesting period					4 years
Selling, General and Administrative [Member]
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	133,000	199,000	484,000	624,000	$ 784,000	1,171,000
Research and Development [Member]
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	$ 2,000	$ 21,000	$ 29,000	$ 73,000	$ 78,000	$ 143,000
Stock Options [Member]
Stock Options Activity [Roll Forward]
Outstanding, beginning balance (in shares)			10,485	7,481	7,481	144
Granted (in shares)	18,643	369	125,410	5,577	5,833	9,081
Exercised (in shares)	0	0	0	0	0	0
Forfeited/expired (in shares)	(21,372)	(343)	(24,620)	(1,148)	(2,829)	(1,744)
Outstanding, ending balance (in shares)	111,275	12,003	111,275	12,003	10,485	7,481
Vested at the end of the year (in shares)					3,531	409
Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)			$ 404.08	$ 656.05	$ 656.05	$ 40,534
Granted (in dollars per share)					83.96	444.83
Exercised (in dollars per share)					0	0
Forfeited/expired (in dollars per share)					410.34	2,332.06
Outstanding, ending balance (in dollars per share)					404.08	656.05
Vested at the end of the year (in dollars per share)					$ 727.26	$ 4,218.4
Weighted Average Remaining Contractual Term [Abstract]
Options outstanding, weighted average remaining contractual life					8 years 9 months 14 days	8 years 9 months 14 days
Options vested, weighted average remaining contractual life					8 years 7 months 17 days	8 years 7 months 17 days
Aggregate Intrinsic Value [Abstract]
Fair value of options, vested					$ 1,100,000	$ 700,000
Weighted Average Assumptions used in Black-Scholes Option Pricing Model [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	4.29%	3.02%	4.16%	2.13%	2.13%	1.19%
Expected volatility	131.06%	132.08%	152.59%	132.48%	132.48%	131.03%
Expected life	6 years 3 months	6 years 3 months	6 years 2 months 8 days	6 years 1 month 24 days	6 years 1 month 24 days	6 years 2 months 15 days
Additional Disclosures [Abstract]
Award vesting period			48 months
Weighted-average fair value of options granted (in dollars per share)	$ 1.63	$ 60.4	$ 6.18	$ 79.07	$ 76.05	$ 396.17
Total unrecognized compensation costs related to non-vested stock option awards					$ 1,300,000
Unrecognized compensation costs related to non-vested stock option awards, recognition life					2 years 6 months 14 days